Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBDX
Great Lakes Bond Fund (Prospectus Summary) | Great Lakes Bond Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBNX
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLVX
Great Lakes Large Cap Value Fund (Prospectus Summary) | Great Lakes Large Cap Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLLIX
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDEX
Great Lakes Disciplined Equity Fund (Prospectus Summary) | Great Lakes Disciplined Equity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLDNX
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSCX
Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLSIX